As filed with the Securities and Exchange Commission on March 27, 2014

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number (811-05037)

Professionally Managed Portfolios
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Elaine E. Richards
Professionally Managed Portfolios
2020 E. Financial Way, Ste. 100
Glendora, CA  91741
(Name and address of agent for service)

(626) 914-7363
Registrant's telephone number, including area code

Date of fiscal year end: October 31

Date of reporting period:  January 31, 2014

Item 1. Schedule of Investments.

Becker Value Equity Fund
SCHEDULE OF INVESTMENTS at January 31, 2014 (Unaudited)
Shares		Fair Value
COMMON STOCKS: 96.3%
Consumer Discretionary: 13.2%
63,000	Bed Bath & Beyond, Inc. *	$4,022,550
93,410	Coach, Inc.	4,473,405
80,500	DIRECTV *	5,589,115
84,370	Johnson Controls, Inc.	3,891,144
78,905	Kohl's Corp.	3,994,960
215,100	Staples, Inc.	2,830,716
84,125	Time Warner, Inc.	5,285,574
59,895	Viacom, Inc. - Class B	4,917,380
		35,004,844
Consumer Staples: 8.3%
90,050	Archer-Daniels-Midland Co.	3,555,174
56,800	Bunge Ltd.	4,303,168
38,825	Molson Coors Brewing Co. - Class B	2,043,748
310,000	Tesco PLC - ADR	4,904,200
42,500	Walgreen Co.	2,437,375
62,740	Wal-Mart Stores, Inc.	4,685,423
		21,929,088
Energy: 12.8%
16,175	Chevron Corp.	1,805,615
59,920	ConocoPhillips	3,891,804
85,025	Devon Energy Corp.	5,035,180
51,975	Diamond Offshore Drilling, Inc.	2,522,867
92,115	Murphy Oil Corp.	5,214,630
68,700	National Oilwell Varco, Inc.	5,153,187
31,710	Phillips 66	2,317,684
74,000	Royal Dutch Shell PLC - ADR	5,113,400
33,000	Schlumberger Ltd.	2,889,810
		33,944,177
Financials: 16.3%
100,000	Allstate Corp.	5,120,000
8,900	BlackRock, Inc.	2,674,183
61,110	The Chubb Corp.	5,166,239
27,500	Howard Hughes Corp. *	3,431,175
94,560	JPMorgan Chase & Co.	5,234,842
115,550	Marsh & McLennan Cos, Inc.	5,281,791
161,000	Morgan Stanley	4,751,110
68,300	PNC Financial Services Group, Inc.	5,455,804
59,200	State Street Corp.	3,963,440
52,500	US Bancorp #	2,085,825
		43,164,409
Health Care: 10.4%
80,600	Aetna, Inc.	5,507,398
23,000	Amgen, Inc.	2,735,850
19,280	Becton Dickinson & Co.	2,084,553
47,015	Covidien PLC	3,208,304
28,000	McKesson Corp.	4,883,480
100,875	Merck & Co., Inc.	5,343,349
39,015	Zimmer Holdings, Inc.	3,666,239
		27,429,173
Industrials: 11.7%
32,200	3M Co.	4,127,718
48,040	Emerson Electric Co.	3,167,757
19,820	FedEx Corp.	2,642,402
196,260	General Electric Co.	4,932,014
35,570	L-3 Communications Holdings, Inc.	3,950,760
41,500	Raytheon Co.	3,945,405
206,000	Southwest Airlines Co.	4,315,700
59,040	Triumph Group, Inc.	4,039,517
		31,121,273

Information Technology: 17.2%
136,500	Amdocs Ltd.	$5,904,990
57,100	Cognizant Technology Solutions Corp. - Class A *	5,534,132
309,660	Corning, Inc.	5,329,249
38,165	Harris Corp.	2,646,361
214,000	Intel Corp.	5,251,560
79,435	InterActiveCorp	5,563,627
159,600	Microsoft Corp.	6,040,860
157,800	NCR Corp. *	5,552,982
64,110	TE Connectivity Ltd.	3,622,856
		45,446,617
Telecommunication Services: 3.7%
157,930	AT&T, Inc.	5,262,228
120,000	Vodafone Group PLC - ADR	4,447,200
		9,709,428
Utilities: 2.7%
36,000	NextEra Energy, Inc.	3,309,480
137,145	Xcel Energy, Inc.	3,964,862
		7,274,342
TOTAL COMMON STOCKS
(Cost $196,895,793)		255,023,351

REAL ESTATE INVESTMENT TRUSTS (REITS): 2.0%
122,500	Plum Creek Timber Co., Inc.	5,276,075
TOTAL REAL ESTATE INVESTMENT TRUSTS (REITS)
(Cost $5,383,982)		5,276,075

SHORT-TERM INVESTMENTS: 2.3%
6,003,312	Invesco Short-Term Investment Trust Treasury Portfolio, 0.01%^	6,003,312
TOTAL SHORT-TERM INVESTMENTS
(Cost $6,003,312)		6,003,312

TOTAL INVESTMENTS IN SECURITIES: 100.6%
(Cost $208,283,087)		266,302,738
Liabilities in Excess of Other Assets: (0.6)%		(1,479,086)
TOTAL NET ASSETS: 100.0%		$264,823,652

ADR - American Depositary Receipt.
* Non-income producing security.
^ Seven-day yield as of January 31, 2014.
# Affiliated Security. Quasar Distributors, LLC is the principal underwriter and distributor for the shares of the Fund (“Quasar” or the
“Distributor”). The Distributor is affiliated with the Fund's transfer agent, fund accountant and administrator, U.S. Bancorp Fund
Services, LLC. The Fund purchased the shares shown below prior to August 27, 2012, when the Distributor became the Fund's principal underwriter.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor's Financial Services LLC ("S&P"). GICS® is a service mark of MSCI, Inc. and S&P and has been licensed for use by the Fund's Administrator, U.S. Bancorp Fund Services, LLC.

A schedule of the Fund's investment in affiliated securities held during the three months ended January 31, 2014, is set forth below:

Issuer	Share Balance at October 31, 2013	Additions	Reductions	Share Balance at January 31, 2014	Dividend Income	Value at January 31, 2014
U.S. Bancorp	52,500	-	-	52,500	$12,075	$2,085,825

The cost basis of investments for federal income tax purposes at January 31, 2014 was as follows+:

Cost of investments						$208,331,846
Gross unrealized appreciation						61,258,357
Gross unrealized depreciation						(3,287,465)
Net unrealized appreciation						$57,970,892

+Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund’s previous fiscal year end. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

Summary of Fair Value Disclosure at January 31, 2014 (Unaudited)

The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis.  U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods.  The three levels of inputs are:

• Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
• Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment spreads, credit risk, yield curves, default rates and similar data.
• Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Fund's investments as of January 31, 2014.

	Level 1	Level 2	Level 3	Total

Common Stocks ^	$255,023,351	$-	$-	$255,023,351
Real Estate Investment Trusts (REITs)	5,276,075	-	-	5,276,075
Short-Term Investments	6,003,312	-	-	6,003,312
	$266,302,738	$-	$-	$266,302,738

^ See Schedule of Investments for industry breakouts.

The Fund did not invest in any Level 3 securities or have transfers into or out of Level 1 or Level 2 securities during the period.  The basis for recognizing and valuing transfers is as of the end of the period in which the transfers occur.

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Professionally Managed Portfolios

By (Signature and Title              /s/  Elaine E. Richards
                   Elaine E. Richards, President

Date         3/26/2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*          /s/  Elaine E. Richards
                  Elaine E. Richards, President

Date         3/26/2014

By (Signature and Title)*            /s/ Eric C. VanAndel
Eric C. VanAndel, Treasurer

Date         3/27/2014

* Print the name and title of each signing officer under his or her signature.